Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2015
Transaction-Related Costs

Transaction-related costs for both related party and third party transactions are included in general and administrative expenses in the accompanying statements of operations for the periods indicated below (in thousands):

For the Year Ended December 31,
2015	2014	2013
$1,974	$2,305	$1,584

Louisiana [Member]
Summary of Fair Value Assessment of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Louisiana
Acquisition
Oil and gas properties	$72,141
Asset retirement obligations	(271)
Total identifiable net assets	$71,870

2013 Acquisitions [Member]
Summary of Fair Value Assessment of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Oil and gas properties	$68,887
Asset retirement obligations	(1,789)
Total identifiable net assets	$67,098